EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-20	15-Jul-20	17-Aug-20
To	31-Jul-20	17-Aug-20
Days	33

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,265,900,000.00

Required Participation Amount	$1,265,900,000.00
Excess Receivables	($12,586,636.33)
Excess Funding Account	$151,716,202.86

Total Collateral	1,405,029,566.53

Collateral as Percent of Notes	140.50%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,815,010,706.53
Total Principal Collections	($1,650,557,136.27)
Investment in New Receivables	$1,533,137,966.98
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,000,774.91)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($631,327,022.26)
Less Servicing Adjustment	($2,264,696.55)

Ending Balance	$3,028,999,043.52

SAP for Next Period	41.38%

Average Receivable Balance	$3,104,422,480.11
Monthly Payment Rate	53.17%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$7,765,190.00
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$7,765,190.00

Series Allocation Percentage at Month-End	41.38%
Floating Allocation Percentage at Month-End	84.73%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	33
LIBOR	0.174750%
Applicable Margin	0.430000%
	0.604750%

	Actual	Per $1000
Interest	554,354.17	0.55
Principal	—	—

		0.55
Total Due Investors	554,354.17
Servicing Fee	1,121,940.86

Excess Cash Flow	1,046,133.02

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.66%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	37.16%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.